CURRENCY GAINS / (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Currency Gains and Losses Included in Income from Operations

		Year ended December 31,
(in millions of Euros)	Notes	2023	2022	2021
Included in Revenue	22	(6)	(8)	(4)
Included in Cost of sales		(1)	2	1
Included in Other gains and losses - net		2	5	16
Total		(5)	(1)	13

Realized exchange gains / (losses) on foreign currency derivatives - net	22	10	(8)	(1)
Unrealized (losses) / gains on foreign currency derivatives - net	22	(12)	6	13
Exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net		(3)	1	1
Total		(5)	(1)	13

Schedule of Foreign Currency Translation Reserve

	At December 31,
(in millions of Euros)	2023	2022
Foreign currency translation reserve at January 1,	41	19
Effect of currency translation differences	(25)	22
Foreign currency translation reserve at December 31,	16	41